Cash and cash equivalents and marketable securities (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of detailed information about borrowings [line items]
Total		R$ 104,314	R$ 43,798	R$ 54,204	R$ 75,620
Cash And Banks [Member]
Disclosure of detailed information about borrowings [line items]
Total		23,101	15,159
Repurchase Agreements [member]
Disclosure of detailed information about borrowings [line items]
Total	[1]	R$ 15,242	28,639
Repurchase Agreements [member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
CDI	[1]	55.00%
Repurchase Agreements [member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
CDI	[1]	65.00%
Bank Deposit Certificates [member]
Disclosure of detailed information about borrowings [line items]
Total		R$ 33,137
Bank Deposit Certificates [member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
CDI		99.00%
Bank Deposit Certificates [member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
CDI		100.00%
Letter of Mercantile Lease [member]
Disclosure of detailed information about borrowings [line items]
Total		R$ 32,834
Letter of Mercantile Lease [member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
CDI		101.00%
Letter of Mercantile Lease [member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
CDI		102.00%

[1]	The Company uses this type of investment for funds that will be redeemed in less than 30 days, according to the projected cash flow and also in case of need to invest funds that were received after banking hours.